INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Tax Losses	$ (3,857,921)	$ (758,476)	$ (92,893)
North America [Member]
Tax Losses	(3,141,208)	(127,369)	(98,893)
Outside North America [Member]
Tax Losses	$ (716,713)	$ (631,107)